UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-09025)

New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street
Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
New Covenant Funds
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

626-914-7364
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.8%
	Advertising - 0.3%
43,000	Omnicom Group, Inc.	$2,109,580

	Automotive - 1.4%
144,866	Ford Motor Co.(a)	2,159,952
118,840	General Motors Co.(a)	3,687,605
3,777	Hyundai Mobis	1,127,642
80,415	Johnson Controls, Inc.	3,342,852
2,164	TRW Automotive Holdings Corp.(a)	119,193
		10,437,244

	Banks - 4.9%
53,628	Banco Santander SA	622,602
598,605	Bank of America Corp.	7,979,405
25,244	Bank of New York Mellon Corp.	754,038
15,228	BB&T Corp.	418,009
917	Capital One Financial Corp.	47,647
157,000	DBS Group Holdings Ltd.	1,823,467
10,967	Fifth Third Bancorp	152,222
99,700	Hang Seng Bank Ltd.	1,609,853
110,492	JPMorgan Chase & Co.	5,093,681
3,874	KeyCorp	34,401
311	M&T Bank Corp.	27,514
19,158	Marshall & Ilsley Corp.	153,073
13,741	PNC Financial Services Group, Inc.	865,546
37,066	Regions Financial Corp.	269,099
81,348	State Street Corp.	3,655,779
10,500	SunTrust Banks, Inc.	302,820
87,448	Svenska Handelsbanken AB	2,867,874
164,000	United Overseas Bank Ltd.	2,446,014
210,129	Wells Fargo & Co.	6,661,089
		35,784,133

	Chemicals - 2.4%
1,874	Air Products & Chemicals, Inc.	168,997
4,400	Airgas, Inc.	292,248
12,784	Cabot Corp.	591,771
21,495	Celgene Corp.(a)	1,236,607
48,843	Dow Chem Co./The	1,843,824
5,708	Eastman Chemical Co.	566,919
46,200	Ecolab, Inc.	2,357,124
23,254	EI du Pont de Nemours & Co.	1,278,273
85,500	LyondellBasell Industries NV(a)	3,381,525
34,786	Monsanto Co.	2,513,636
35,553	Praxair, Inc.	3,612,185
		17,843,109
	Commercial Services - 3.5%
6,900	Alliance Data Systems Corp.(a) (L)	592,641
339,994	Brambles Ltd.	2,489,845
51,211	Discover Financial Services	1,235,209
47,777	Edenred(a)	1,441,868
148,403	Experian PLC	1,837,897
6,300	Global Payments, Inc.	308,196
3,900	IHS, Inc.(a)	346,125
5,724	International Paper Co.	172,750
4,400	Manpower, Inc.	276,672
2,324	Mastercard, Inc.	584,997
8,000	Nielsen Holdings NV(a)	218,480
1,151	priceline.com, Inc.(a)	582,912
47,388	Ritchie Bros. Auctioneers, Inc.	1,336,835
28,600	Robert Half International, Inc.	875,160
57,643	RR Donnelley & Sons Co.	1,090,606
124,879	The Capita Group PLC	1,488,467
8,322	Towers Watson & Co.	461,538
2,600	Verifone Systems, Inc.(a)	142,870
77,858	Visa, Inc.	5,731,906
191,831	Western Union Co.	3,984,330
13,950	Xerox Corp.	148,568
		25,347,872

	Computer Services & Software - 7.6%
5,802	Adobe Systems, Inc.(a)	192,394
20,800	Amdocs Ltd.(a)	600,080
24,684	Apple, Inc.(a)	8,601,140
8,000	Autodesk, Inc.(a)	352,880
6,284	Automatic Data Processing Inc.	322,432
60,655	BMC Software, Inc.(a)	3,016,980
39,400	Check Point Software Technolgoies Ltd.(a)	2,011,370
173,420	Cisco Systems, Inc.(a)	2,974,153
291	Citrix System, Inc.(a)	21,377
96,228	Dell, Inc.(a)	1,396,268
119,788	EMC Corp.(a)	3,180,371
64,469	Hewlett Packard Co.	2,641,295
43,258	International Business Machinces Corp.	7,054,082
37,700	Intuit, Inc.(a)	2,001,870
3,000	Lender Processing Services, Inc.	96,570
11,790	Lexmark International, Inc.(a)	436,702
16,800	MercadoLibre, Inc.(a)	1,371,384
4,000	MICROS System, Inc.(a)	197,720
416,948	Microsoft Corp.	10,573,801
20,191	NetApp, Inc.(a)	972,802
131,538	Oracle Corp.	4,389,423
25,628	Red Hat, Inc.(a)	1,163,255
2,802	Salesforce.com, Inc.(a)	374,291
1,343	SanDisk Corp.(a)	61,899
4,800	Teradata Corp.(a)	243,360
314,228	The Sage Group PLC	1,401,868
8,700	Tibco Software, Inc.(a)	237,075
		55,886,842
	Construction & Building Materials - 0.7%
66,123	CRH PLC	1,516,213
24,093	EMCOR Group, Inc.(a)	746,160
162,373	James Hardie Industries SE - ADR(a)	1,024,499
24,933	Lafarge SA	1,555,265
10,500	Pool Corp.	253,155
9,500	URS Corp.(a)	437,475
		5,532,767
	Consumer Products - 2.1%
5,566	Colgate Palmolive Co.	449,510
4,016	Estee Lauder Cos., Inc./The	386,982
24,600	Herbalife Ltd.	2,001,456
19,590	Inditex SA	1,571,931
22,761	Kimberly-Clark Corp.	1,485,611
29,016	Nike, Inc., Class B	2,196,511
25,576	Nu Skin Enterprises, Inc., Class A	735,310
107,302	Procter & Gamble Co.	6,609,803
		15,437,114
	Diversified Operations - 1.6%
25,340	3M Co.	2,369,290
14,634	Cooper Industries PLC	949,747
332,980	General Electric Co.	6,676,249
82,800	Mitsui & Co. Ltd.	1,484,188
7,476	Textron, Inc.	204,768
		11,684,242
	Electronics - 3.0%
28,494	AMETEK, Inc.	1,250,031
3,400	Dolby Laboratories, Inc.(a)	167,314
35,560	Emerson Electric Co.	2,077,771
439,400	Flextronics International Ltd.(a)	3,282,318
39,900	FLIR Systems, Inc.	1,380,939
182,908	Hon Hai Precision Industry Co. Ltd. - ADR	1,281,322
167,474	Premier Farnell PLC	728,884
3,614	Samsung Electronics Co., Ltd.	3,070,558
236,496	Taiwan Semiconductor - ADR - ADR	2,880,521
152,348	Texas Instruments, Inc.	5,265,147
4,000	Trimble Navigation Ltd(a)	202,160
5,300	Varian Semiconductor Equipmnt Associates, Inc.(a)	257,951
		21,844,916
	Energy - 4.0%
264,700	AES Corp.(a)	3,441,100
61,972	Aker Solutions ASA	1,424,283
5,900	Cameron International Corp.(a)	336,890
375,500	China Shenhua Energy Co., Ltd.	1,769,234
2,600	Core Laboratories NV (L)	265,642
35,500	Diamond Offshore Drilling, Inc. (L)	2,758,350
9,178	Dominion Resources Inc/VA	410,257
26,997	Duke Energy Corp.	489,996
150,000	El Paso Corp.	2,700,000
14,418	Entergy Corp.	969,034
116,611	Exelon Corp.	4,809,038
21,803	Halliburton Co.	1,086,662
9,656	National-Oilwell Varco, Inc.	765,431
30,293	NextEra Energy, Inc.	1,669,750
41,533	Northeast Utilities	1,437,042
40,964	PG&E Corp.	1,809,789
1,099	Progress Energy, Inc.	50,708
21,604	Southern Co.	823,328
13,134	Spectra Energy Corp.	356,982
90,329	Xcel Energy, Inc.	2,157,960
		29,531,476

	Financial Services - 5.7%
29,078	American Express Co.	1,314,326
11,229	Ameriprise Financial, Inc.	685,867
246,460	BM&F Bovespa SA	1,788,841
1,940,622	Citigroup, Inc.(a)	8,577,549
6,400	CME Group, Inc.	1,929,920
76,500	Credit Suisse Group - ADR - ADR	3,257,370
30,702	Deutsche Boerse AG	2,329,996
3,317	Franklin Resources, Inc.	414,890
13,573	Goldman Sachs Group, Inc.	2,150,913
16,577	Groupe Bruxelles Lambert SA	1,547,942
84,885	Hargreaves Lansdow PLC	830,657
133,000	Hong Kong Exchanges & Clearing Ltd.	2,889,613
3,807	IntercontinentalExchange, Inc.(a)	470,317
193,148	Invesco Ltd.	4,936,863
7,600	Lazard Ltd.	316,008
39,722	Morgan Stanley	1,085,205
8,100	NASDAQ OMX Group, Inc.(a)	209,304
2,280	Northern Trust Corp.	115,710
1,166	Paychex, Inc.	36,566
10,500	SEI Investments Co.	250,740
45,896	SLM Corp.(a)	702,209
1,686	T Rowe Price Group, Inc.	111,984
9,900	TD Ameritrade Holding Corp.	206,613
198,958	The Charles Schwab Corp.	3,587,213
90,829	U.S. Bancorp	2,400,610
277	Zions Bancorporation	6,388
		42,153,614
	Food & Beverages - 4.8%
6,175	Archer Daniels Midland Co.	222,362
45,113	BIM Birlesik Magazalar A/S	1,519,300
61,100	Bunge Ltd. (L)	4,419,363
110,370	Coca-Cola Co.	7,323,049
27,799	Dr Pepper Snapple Group, Inc.	1,033,011
34,176	General Mills, Inc.	1,249,133
6,861	Hansen Natural Corp.(a)	413,238
4,600	Hershey Co.	250,010
45,307	Kraft Foods, Inc.	1,420,827
22,625	Kroger Co.	542,321
91,906	Nestle SA	5,268,210
82,276	PepsiCo, Inc.	5,299,397
18,448	Safeway, Inc.	434,266
15,625	Starbucks Corp.	577,344
64,841	Sysco Corp.	1,796,096
48,701	Woolworths Ltd.	1,354,051
45,157	X5 Retail Group N.V. - ADR(a)	1,903,368
		35,025,346

	Health Care Services - 2.1%
28,831	Aetna, Inc.	1,079,144
34,831	Bristol Myers Squibb Co.	920,583
33,793	Celesio AG	829,955
26,224	Cie Generale d'Optique Essilor International SA	1,947,419
14,500	DaVita, Inc.(a)	1,239,895
42,634	Express Scripts, Inc., Class A(a)	2,370,877
8,300	Lincare Holdings, Inc.	246,178
8,862	McKesson Corp.	700,541
4,630	Medco Health Solutions, Inc.(a)	260,021
20,813	Stryker Corp.	1,265,430
45,641	UnitedHealth Group, Inc.	2,062,973
22,000	Varian Medical Systems, Inc.(a)	1,488,080
17,287	WellPoint, Inc.	1,206,460
		15,617,556
	Hotels Restaurants & Leisure - 0.4%
21,042	Carnival Corp.	807,171
6,212	Marriott International, Inc./DE	221,023
2,022	Starwood Hotels & Resorts Worldwide, Inc.	117,519
43,423	Walt Disney Co. Inc.	1,871,097
		3,016,810
	Household Durables - 0.5%
3,500	Mohawk Industries, Inc.(a)	214,025
49,762	Newell Rubbermaid, Inc.	951,947
8,830	Pulte Group, Inc.(a)	65,342
3,800	Stanley Black & Decker, Inc.	291,080
3,699	Whirlpool Corp.	315,747
51,992	Wolseley PLC	1,750,693
		3,588,834
	Insurance - 3.4%
7,300	AFLAC, Inc.	385,294
5,630	Allied World Assurance Co. Holdings Ltd.	352,945
1,451	American International Group, Inc.(a)	50,988
289,563	Amlin PLC	1,773,072
10,600	Assured Guaranty Ltd.	157,940
47,181	Berkshire Hathaway Inc.(a)	3,945,747
5,364	Fairfax Financial Holdings Ltd.	2,027,752
35,610	Genworth Financial, Inc.(a)	479,311
27,149	Hartford Financial Services Group, Inc.	731,122
4,522	Marsh & McLennan Cos., Inc.	134,801
108,811	Metlife, Inc.	4,867,116
5,434	Prudential Financial, Inc.	334,626
9,900	RenaissanceRe Holdings Ltd.	683,001
41,655	Sampo OYJ	1,328,837
136,161	The Allstate Corp.	4,327,197
17,438	The Travelers Cos., Inc.	1,037,212
5,500	Torchmark Corp.	365,640
10,571	Transatlantic Holdings, Inc.	514,490
45,859	Unum Group	1,203,799
		24,700,890
	Internet - 3.3%
18,300	Akamai Technologies, Inc.(a)	695,400
9,346	Amazon.com Inc.(a)	1,683,495
19,705	Baidu, Inc. - ADR(a)	2,715,546
157,635	eBay, Inc.(a)	4,892,991
11,281	Google, Inc.(a)	6,613,035
1,441	NetFlix, Inc.(a)	341,992
2,105	Rakuten, Inc.	1,892,931
221,741	Symantec Corp.(a)	4,111,078
31,306	VeriSign, Inc.	1,133,590
13,542	Yahoo, Inc.(a)	225,474
		24,305,532

	Leisure Equipment & Products - 0.2%
6,000	Hasbro, Inc.	281,040
60,661	Mattel, Inc.	1,512,279
		1,793,319

	Machinery & Equipment - 1.7%
211,260	Atlas Copco AB	5,107,539
20,160	Caterpillar, Inc.	2,244,816
7,158	Deere & Co.	693,539
6,488	Joy Global, Inc.	641,079
44,518	Kone OYJ	2,561,479
9,800	SMC Corp.	1,612,912
		12,861,364
	Manufacturing - 2.4%
39,461	Analog Devices, Inc.	1,553,974
3,700	Church & Dwight Co., Inc.	293,558
34,214	Danaher Corp.	1,775,707
31,400	Donaldson, Inc.	1,924,506
15,796	Dover Corp.	1,038,429
12,794	GrafTech International Ltd.(a)	263,940
24,305	Honeywell International, Inc.	1,451,252
36,393	Illinois Tool Works, Inc.	1,955,032
29,687	ITT Industries, Inc.	1,782,704
28,938	Owens-Illinois, Inc.(a)	873,638
13,844	Parker Hannifin Corp.	1,310,750
10,774	Precision Castparts Corp.	1,585,717
7,300	Skyworks Solutions, Inc.(a)	236,666
4,700	SPX Corp.	373,133
13,200	Waters Corp.(a)	1,147,080
		17,566,086
	Media - 2.9%
55,050	CBS Corp.	1,378,452
265,109	Comcast Corp., Class A	6,553,495
2,649	DIRECTV(a)	123,973
15,200	Discovery Communications, Inc., Class C(a)	535,192
26,173	Gannett, Inc.	398,615
53,298	Naspers Ltd.	2,867,771
11,000	National CineMedia, Inc.	205,370
63,646	News Corp.	1,117,624
12,601	Time Warner Cable, Inc.	898,955
162,224	Time Warner, Inc.	5,791,397
6,102	Viacom, Inc.	283,865
31,900	Virgin Media, Inc.	886,501
		21,041,210
	Medical - 3.7%
29,683	Allergan, Inc.	2,108,087
33,033	Amgen, Inc.(a)	1,765,614
70,165	Baxter Inernational, Inc.	3,772,772
22,500	Becton Dickinson & Co.	1,791,450
37,557	Boston Scientific Corp.(a)	270,035
20,400	C.R. Bard, Inc.	2,025,924
16,642	Cochlear Ltd.	1,428,562
16,558	Covidien PLC	860,023
5,700	Dendreon Corp.(a)	213,351
12,300	Hologic, Inc.(a)	273,060
84,610	Johnson & Johnson, Inc.	5,013,142
29,006	Medtronic, Inc.	1,141,386
14,399	Novozymes A/S	2,204,515
61,500	Olympus Corp.	1,710,880
23,187	St. Jude Medical, Inc.(a)	1,188,566
27,433	Thermo Fisher Scientific, Inc.(a)	1,523,903
		27,291,270
	Metals & Mining - 2.4%
162	Alcoa, Inc.	2,859
90,650	Antofagasta PLC	1,979,188
51,018	BHP Billiton PLC	2,013,352
98,937	Eldorado Gold Corp.	1,613,403
29,622	Freeport-McMoRan Copper & Gold, Inc., Class B	1,645,502
66,453	IAMGOLD Corp.	1,464,776
73,633	Newmont Mining Corp.	4,018,889
17,410	Peabody Energy Corp.	1,252,824
44,521	Rio Tinto PLC	3,127,526
1,350	Walter Energy, Inc.	182,830
		17,301,149
	Oil & Gas - 11.3%
17,938	Anadarko Petroleum Corp.	1,469,481
9,448	Apache Corp.	1,236,932
23,642	Baker Hughes, Inc.	1,736,032
75,125	BG Group PLC	1,869,207
18,498	Cabot Oil & Gas Corp.	979,839
27,711	Cenovus Energy, Inc.	1,094,720
59,118	Chevron Texaco Corp.	6,351,047
2,400	Cimarex Energy Co.	276,576
2,500	Concho Resources Inc./Midland TX(a)	268,250
38,420	ConocoPhillips	3,068,221
15,700	Continental Resources, Inc.(a)	1,122,079
12,000	Denbury Resources, Inc.(a)	292,800
39,290	Devon Energy Corp.	3,605,643
19,759	Dresser-Rand Group, Inc.(a)	1,059,478
26,416	EnCana Corp.	913,593
12,614	EOG Resources, Inc.	1,494,885
69,400	EQT Corp.	3,463,060
143,482	Exxon Mobil Corp.	12,071,141
48,565	Galp Energia SGPS SA	1,039,617
15,349	Hess Corp.	1,307,888
225	Inpex Corp.	1,706,841
906,000	Kunlun Energy Co. Ltd.	1,444,279
101,638	Marathon Oil Corp.	5,418,322
59,422	Occidental Petroleum Corp.	6,209,005
136,955	OGX Petroleo e Gas Participacoes SA(a)	1,641,631
60,740	Petroleo Brasileiro SA - ADR	2,455,718
73,905	Schlumberger Ltd.	6,892,380
56,799	Seadrill Ltd.	2,054,121
67,700	Sunoco, Inc.	3,086,443
402	The Williams Cos., Inc.	12,534
101,135	Tullow Oil PLC	2,349,260
61,326	UGI Corp.	2,017,625
17,192	Ultra Petroleum Corp.(a)	846,706
68,273	Valero Energy Corp.	2,035,901
5,000	Whiting Petroleum Corp.(a)	367,250
		83,258,505

	Pharmaceuticals - 4.7%
125,322	Abbott Laboratories	6,147,044
2,545	CF Industries Holdings, Inc.	348,131
47,500	Chugai Pharmaceutical Co. Ltd.	817,745
54,329	Eli Lilly & Co.	1,910,751
28,679	Forest Laboratories, Inc.(a)	926,332
74,942	Gilead Sciences, Inc.(a)	3,180,538
101,911	Merck & Co., Inc.	3,364,082
1,950	Mettler-Toledo International, Inc.(a)	335,400
59,600	Novartis AG - ADR - ADR	3,239,260
441,298	Pfizer, Inc.	8,962,762
10,026	Roche Holdings AG	1,432,130
6,000	Shire Pharmaceuticals PLC - ADR - ADR	522,600
54,160	Teva Pharmaceutical Industries Ltd. - ADR - ADR	2,717,207
9,171	Watson Pharmaceuticals, Inc.(a)	513,668
		34,417,650

	Real Estate - 0.9%
596	Apartment Investment & Management Co.	15,180
629	Boston Properties, Inc.	59,661
123,000	Cheung Kong Holdings Ltd.	2,005,053
5,080	Equity Residential	286,563
37,951	Forest City Enterprises, Inc.(a)	714,617
4,461	HCP, Inc.	169,250
12,546	Host Hotels & Resorts, Inc.	220,935
2,780	Plum Creek Timber Co, Inc.	121,236
13,751	Prologis	219,741
17,779	PS Business Parks, Inc.	1,030,115
2,955	Public Storage	327,739
8,429	Simon Property Group, Inc.	903,252
2,359	Vornado Reality Trust	206,412
15,878	Weyerhaeuser Co.	390,599
		6,670,353

	Restaurant - 0.6%
59,340	McDonald's Corp.	4,515,180
4,231	Yum Brands, Inc.	217,389
		4,732,569
	Retail - 4.7%
7,977	Abercrombie & Fitch Co., Class A	468,250
9,693	Big Lots, Inc.(a)	420,967
26,427	CFAO SA	991,921
5,400	Coach, Inc.	281,016
28,000	Costco Wholesale Corp.	2,052,960
169,524	CVS Caremark Corp.	5,818,064
10,500	Fast Retailing Co.	1,314,078
50,933	Gap, Inc.	1,154,142
48,730	Home Depot, Inc.	1,805,934
18,929	Kohl's Corp.	1,003,994
47,000	Lowe's Cos., Inc.	1,242,210
101,002	Massmart Holdings Ltd.	2,093,496
16,011	Nordstrom, Inc.	718,574
5,700	O Reilly Automotive, Inc.(a)	327,522
31,735	Ross Stores, Inc.	2,256,993
8,574	Staples, Inc.	166,507
27,137	Target Corp.	1,357,121
7,565	Tempur Pedic International, Inc.(a)	383,243
11,060	The Sherwin-Williams Co.	928,929
4,300	Tiffany & Co.	264,192
25,712	TJX Cos., Inc.	1,278,658
15,353	Urban Outfitters, Inc.(a)	457,980
119,045	Wal Mart Stores, Inc.	6,196,292
23,338	Walgreen Co.	936,787
5,868	Whole Foods Market, Inc.	386,701
		34,306,531
	Schools - 0.5%
80,300	Apollo Group, Inc., Class A(a)	3,349,313

	Semiconductor Equipment - 1.3%
37,219	Aixtron	1,629,604
223,100	Applied Materials, Inc.	3,484,822
20,802	ASML Holding N.V.	916,842
10,500	ASML Holding N.V. - ADR	467,250
10,600	Linear Technology Corp.	356,478
108,000	Mediatek, Inc.	1,241,358
38,065	Xilinx, Inc.	1,248,532
		9,344,886

	Technology - 2.4%
45,595	Accenture PLC	2,506,357
42,300	Amphenol Corp.	2,300,697
42,200	Canon, Inc.	1,836,547
1,315	Cognizant Technology Solutions Corp.(a)	107,041
10,503	Goodrich Corp.	898,322
110,734	Intel Corp.	2,233,505
29,681	Juniper Networks, Inc.(a)	1,248,976
41,456	Maxim Integrated Products, Inc.	1,061,274
61,359	United Technologies Corp.	5,194,039
		17,386,758
	Telecommunication - 3.4%
47,914	American Tower Corp., Class A(a)	2,482,903
207,680	AT&T, Inc.	6,355,008
69,478	Broadcom Corp.	2,736,044
20,301	Corning, Inc.	418,809
57,330	Mobile TeleSystems - ADR	1,217,116
6,829	Motorola Mobility Holdings, Inc.(a)	166,627
7,804	Motorola Solutions, Inc.(a)	348,761
47,861	NeuStar, Inc., Class A(a)	1,224,284
107,378	Qualcomm, Inc.	5,887,536
15,000	SBA Communications Corp., Class A(a)	595,200
109,914	Sprint Nextel Corp. (a)	510,001
85,680	Verizon Communications, Inc.	3,302,107
		25,244,396
	Transportation - 3.0%
151	A.P. Moller - Maersk A/S	1,420,397
106,545	All America Latina Logistica SA	877,733
4,600	C.H. Robinson Worldwide, Inc.	340,998
3,547	CSX Corp.	278,794
267,535	Delta Air Lines, Inc.(a)	2,621,843
70,752	DSV A/S	1,746,880
1,252	Fedex Corp.	117,125
22,282	J.B. Hunt Transport Services, Inc.	1,012,048
9,700	Kansas City Southern(a)	528,165
37,161	Norfolk Southern Corp.	2,574,143
1,029,000	Pacific Basin Shipping Ltd.	650,851
45,499	Ryanair Holdings PLC - ADR	1,264,872
298,596	Southwest Airlines Co.	3,771,268
11,970	Union Pacific Corp.	1,177,010
32,704	United Parcel Service, Inc., Class B	2,430,561
42,596	Werner Enterprises, Inc.	1,127,516
		21,940,204

	Waste Management - 0.0%
7,421	Waste Management, Inc.	277,100

	Total Common Stocks (Cost $570,473,223)	$718,630,540

	PREFERRED STOCKS - 0.7%
	Commercial Banks - 0.2%
61,043	Itau Unibanco Holding SA	$1,468,084

	Metals & Mining - 0.5%
117,139	Vale SA	3,457,944

	Total Preferred Stocks (Cost $3,851,866)	$4,926,028

	SHORT TERM INVESTMENTS - 1.3%
9,211,562	JP Morgan Cash Trade Execution	$9,211,562
	Total Short Term Investments (Cost $9,211,562)	$9,211,562

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 0.3%
2,551,485	JP Morgan Prime Money Market, 0.13%	$2,551,485
	Total Investments Held As Collateral For Loaned Securities (Cost $2,551,485)	$2,551,485

	TOTAL INVESTMENTS - 100.1% (Cost $586,088,136)	$735,319,615
	Liabilities in Excess of Other Assets - (0.1)%	(532,140)
	NET ASSETS - 100.0%	$734,787,475

________________
Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.
(L)	A portion or all of the security is on loan.

Abbreviations:
ADR	American Depository Receipt
PLC	Public Liability Company

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:
	Cost of investments	$ 586,088,136
	Gross unrealized appreciation	154,283,268
	Gross unrealized depreciation	(5,051,789)
	Net unrealized appreciation	$ 149,231,479
+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2011 (ASC 820) (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing each Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$714,679,858	$707,209,682	$7,470,176	$—
REIT	3,950,683	3,950,683	—	—
Preferred Stock	4,926,027	4,926,027	—	—
Total Equity	723,556,568	716,086,392	7,470,176	—

Short-Term Investments	11,763,047	11,763,047	—	—
Total Investments in Securities	$735,319,615	$727,849,439	$7,470,176	$—

As of March 31, 2011, there were no significant transfers between Level 1 and Level 2.

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 6.8%
	AEP Texas Central Transition Funding LLC 2006-2
$2,000,000	5.170%, 01/01/2018	$2,217,320
	American Express Credit 2006-1 A
1,394,000	0.228%, 12/15/2013 (L)	1,393,875
	Atlantic City Electric 2002-1 A-3
750,000	4.910%, 07/20/2017	808,893
	Bayview Financial Trust 2007-A
550,000	6.205%, 05/28/2037	545,862
	CenterPoint Energy Transition Bond Co. 2005-A3
2,039,000	5.090%, 08/01/2015	2,204,856
	Centex Home Equity Trust 2005-C
934,184	5.048%, 06/25/2035	927,618
	Chase Issuance Trust 2006-4A
2,200,000	0.0218%, 10/15/2013	2,199,072
	Citibank Credit Card Issuance Trust 2004-A7
2,200,000	0.403%, 11/25/2013	2,199,239
	Citibank Credit Card Issuance Trust 2006-A4
3,500,000	5.450%, 05/10/2013	3,518,695
	Citibank Credit Card Issuance Trust 2009-A2
3,500,000	1.748%, 05/15/2014	3,552,579
	Consumers Funding LLC 2001-1
2,250,000	5.760%, 10/20/2016	2,528,142
	Continental Airlines 2000-2
635,978	7.707%, 04/02/2021	688,447
	Countrywide Asset-Backed Certificates 2005-1
630,741	5.030%, 07/25/2035	629,237
	MBNA Master Credit Card Master Note Trust 2002-3A
1,700,000	0.438%, 09/15/2014	1,701,951
	New Valley Generation I 2000-1
1,798,117	7.299%, 03/15/2019	2,077,623
	Union Pacific Raildroad Co 2004-1
1,898,906	5.404%, 07/02/2025	2,029,179
	Union Pacific Railroad Co 2002-1
984,297	6.061%, 01/17/2023	1,085,950
	Total Asset Backed Securities (Cost $30,332,695)	$30,308,538

	CORPORATE BONDS - 23.2%
	Aegon NV
$692,000	4.750%, 06/01/2013	$729,381
	Allied Waste North America, Inc.
1,000,000	7.125%, 05/15/2016	1,044,863
675,000	6.875%, 06/01/2017	736,679
	American Airlines 2011-1
2,200,000	5.250%, 01/31/2021	2,134,000
	America Movil SAB De CV
600,000	5.500%, 03/01/2014	656,018
	American Express Co.
850,000	8.125%, 05/20/2019	1,062,169
	American Water Capital Corp.
1,150,000	6.085%, 10/15/2017	1,292,681
	ANZ National Int'l LTD/London
800,000	3.125%, 08/10/2015 (a)	794,159
	Arcelormittal Sa Luxembourg
700,000	9.850%, 06/01/2019	889,441
	Arden Realty LP
1,000,000	5.250%, 03/01/2015	1,074,217
	AT&T Wireless Services, Inc.
1,000,000	8.125%, 05/01/2012	1,076,574
	AT&T, Inc.
1,000,000	4.850%, 02/15/2014	1,082,157
	Bank of America Funding Corp.
550,000	7.625%, 06/01/2019	638,001
	Barclays Bank PLC
1,000,000	6.750%, 05/22/2019	1,131,206
	BB&T Corp.
600,000	6.850%, 04/30/2019	697,079
	BlackRock, Inc.
375,000	2.250%, 12/10/2012	382,223
	Burlington Northern and Santa Fe Railway Co. 2002-2
1,406,243	5.140%, 01/15/2021	1,498,512
	Burlington Northern and Santa Fe Railway Co. 2005-3
981,221	4.830%, 01/15/2023	1,036,747
	Cal Dive International, Inc.
913,128	4.930%, 02/01/2027	940,380
	Canal Barge Co., Inc.
1,225,800	4.500%, 11/12/2034	1,266,074
	Carolina Power & Light Co.
2,800,000	6.500%, 07/15/2012	2,990,151
	CBS Corp.
800,000	8.875%, 05/15/2019	1,006,086
	Citigroup, Inc.
500,000	6.000%, 12/13/2013	544,002
1,250,000	6.125%, 11/21/2017	1,363,936
403,000	5.375%, 08/09/2020	415,630
	CNA Financial Corp.
500,000	5.875%, 08/15/2020	517,182
	Commonwealth Edison Co.
475,000	5.400%, 12/15/2011	490,599
1,750,000	6.150%, 09/15/2017	1,961,204
	Continental Airlines 1999-1
1,363,061	6.545%, 02/02/2019	1,444,844
	Cox Communications, Inc.
1,000,000	5.450%, 12/15/2014	1,104,614
	CSX Transportation, Inc.
1,310,686	6.251%, 01/15/2023	1,476,556
	CVS Caremark Corp.
1,787,565	6.036%, 12/10/2028	1,845,727
	Delphi Financial Group, Inc.
665,000	7.875%, 01/31/2020	731,388
	Delta Air Lines 2010-1 A
1,927,170	6.200%, 07/02/2018	1,999,439
	DIRECTV Holdings LLC
700,000	7.625%, 05/15/2016	772,572
	Dominion Resources Inc/VA
1,000,000	6.250%, 06/30/2012	1,061,372
1,500,000	6.300%, 09/30/2066	1,473,921
	Energy Transfer Partners LP
1,000,000	5.950%, 02/01/2015	1,097,290
	Entergy Louisiana Llc
1,775,000	6.500%, 09/01/2018	2,015,640
	Entergy Mississippi, Inc.
500,000	4.650%, 05/01/2011	500,949
	Enterprise Products Operating LLC
750,000	7.625%, 02/15/2012	792,296
	FedEx Corp. 1998-1
1,497,303	6.720%, 01/15/2022	1,714,412
	Fifth Third Bancorp
2,700,000	6.250%, 05/01/2013	2,930,167
	General Electric Capital Corp.
2,500,000	6.000%, 08/07/2019	2,733,930
	Global Industries Ltd.
1,758,000	7.710%, 02/15/2025	2,059,047
	Goldman Sachs Group, Inc.
647,000	5.350%, 01/15/2016	691,259
1,000,000	5.950%, 01/18/2018	1,075,308
	Home Depot, Inc.
1,000,000	5.400%, 03/01/2016	1,107,011
	ING Bank NV
1,500,000	1.107%, 03/30/2012 (a)	1,504,911
	JP Morgan Chase & Co.
1,500,000	2.125%, 06/22/2012	1,530,156
1,100,000	5.750%, 01/02/2013	1,176,471
	Kookmin Bank
650,000	7.250%, 05/14/2014 (a)	734,368
	Korea Electric Power Corp.
215,000	7.750%, 04/01/2013	237,851
	Kraft Foods, Inc.
600,000	4.125%, 02/09/2016	623,200
	Marsh & McLennan Cos.,Inc.
1,000,000	6.250%, 03/15/2012	1,033,436
300,000	4.850%, 02/15/2013	311,617
	Matson Navigation Co., Inc.
1,392,000	5.337%, 09/04/2028	1,473,607
	Merrill Lynch & Co.
1,000,000	6.050%, 08/15/2012	1,063,069
590,000	6.875%, 04/25/2018	656,234
	MetLife, Inc.
1,000,000	5.000%, 06/15/2015	1,077,791
	Metropolitan Life Global Funding
800,000	5.125%, 04/10/2013 (a)	854,137
	Morgan Stanley
1,100,000	1.950%, 06/20/2012	1,120,460
1,000,000	6.000%, 05/13/2014	1,088,625
	National Australia Bank Ltd.
535,000	3.750%, 03/02/2015 (a)	550,959
	National Rural Utility Corp.
1,825,000	5.450%, 02/01/2018	2,002,185
650,000	10.375%, 11/01/2018	888,746
	Nationsbank Corp.
400,000	10.200%, 07/15/2015	493,808
	Pemex Finance Ltd.
600,000	10.610%, 08/15/2017	742,578
	Petrodrill Five Ltd.
802,122	4.390%, 04/15/2016	832,776
	Petrodrill Four Ltd.
1,041,726	4.240%, 01/15/2016	1,092,919
	Plum Creek Timberlands LP
500,000	5.875%, 11/15/2015	532,489
	PNC Funding Corp.
1,025,000	5.500%, 09/28/2012	1,088,117
510,000	5.125%, 02/08/2020	537,768
	Principal Life Global Funding I
600,000	6.250%, 02/15/2012 (a)	628,384
	Prudential Financial Inc.
750,000	5.100%, 09/20/2014 (a)	806,727
	Prudential Holdings LLC
750,000	8.695%, 12/18/2023	919,901
	PSEG Power LLC
750,000	6.950%, 06/01/2012	799,776
	Rio Tinto Finance USA Ltd.
750,000	5.200%, 11/02/2040	710,684
	Santander US Debt SA Unipersonal
1,200,000	2.991%, 10/07/2013 (a)	1,193,148
	Sumitomo Mitsui Banking Corp
800,000	2.150%, 07/22/2013 (a)	803,926
	SunTrust Banks, Inc.
1,200,000	3.000%, 11/16/2011	1,220,839
	TCI Communications, Inc.
816,000	8.750%, 08/01/2015	991,189
	Teck Resources Ltd.
718,000	10.250%, 05/15/2016	864,279
	Telecom Italia Capital SA
875,000	5.250%, 10/01/2015	906,579
	Time Warner Cable, Inc.
750,000	5.000%, 02/01/2020	759,612
	Time Warner, Inc.
915,000	5.875%, 11/15/2016	1,022,037
850,000	4.700%, 01/15/2021	848,030
	UFJ Finance Aruba AEC
775,000	6.750%, 07/15/2013	853,982
	USB Capital IX
1,500,000	3.500%, 10/29/2049	1,271,250
	Verizon Communications, Inc.
1,032,000	5.875%, 01/17/2012	1,072,768
	Vessel Management Services, Inc.
1,877,000	5.125%, 04/16/2035	1,981,271
	Vodafone Group PLC
1,000,000	5.625%, 02/27/2017	1,106,312
	Volkswagen International Finance NV
300,000	1.625%, 08/12/2013 (a)	301,347
	Wells Fargo & Co.
900,000	5.625%, 12/11/2017	984,374
	Westpac Banking Corp.
850,000	4.200%, 02/27/2015	890,203
	Xstrata Canada Corp.
985,000	7.350%, 06/05/2012	1,050,412
	Total Corporate Bonds (Cost $100,147,196)	$103,314,401

	NON-AGENCY MORTGAGE BACKED SECURITIES - 10.5%
	American Home Mortgage Investment Trust 2005-1 7A1
$876,631	2.433%, 06/25/2045	$832,433
	Banc of America Commercial Mortgage 2004-3 A5
1,310,000	5.441%, 06/10/2039	1,411,291
	Banc of America Commercial Mortgage 2006-3
4,215,000	5.880%, 07/10/2044	4,336,930
	Banc of America Commercial Mortgage 2006-4
5,235,000	5.675%, 07/10/2046	5,366,397
	Banc of America Commercial Mortgage 2007-1
700,000	5.451%, 01/15/2049	737,580
	Banc of America Commercial Mortgage 2007-1 A3
403,000	5.449%, 01/15/2049	422,487
	Bear Stearns Commercial Mortgage Securities 2005-PWR-9
2,300,000	4.871%, 09/11/2042	2,438,762
	Bear Stearns Commercial Mortgage Securites 2007-PWR18
1,470,000	6.204%, 06/13/2050	1,291,512
	Citigroup Commercial Mortgage Trust 2008-C7
1,596,000	6.091%, 12/10/2049	1,418,597
	Citigroup/Deutsche Bank Commercial Mortgage Trust A4
1,950,000	5.396%, 07/15/2044	2,098,357
	Commercial Mortgage Pass Through Certificate
2,350,000	5.116%, 06/10/2044	2,510,084
	Countrywide Alternative Loan Trust 2003-20CB
1,258,446	5.500%, 10/25/2033	1,305,076
	Credit Suisse Mortgage Capital Certificate 2006-C1 AM
1,205,000	5.550%, 02/15/2039	1,244,465
	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5
2,175,885	5.250%, 06/25/2035	2,061,509
	First Union National Bank Commercial Mortgage 2001-C4 A-2
1,346,252	6.223%, 12/12/2033	1,367,600
	GE Capital Commercial Mortgage Corp. 2004-C1
1,370,000	4.596%, 11/10/2038	1,434,248
	GMAC Commercial Mortgage Securities, Inc. 2004-C2 A4
1,230,000	5.301%, 08/10/2038	1,313,072
	JP Morgan Chase Commerical Mortgage Securities Corp. 2006-CIBC15 A4
550,000	5.814%, 06/12/2043	597,555
	JP Morgan Chase Commerical Mortgage Securities Corp.2005-cibc12 A-4
2,310,000	4.895%, 09/12/2037	2,451,679
	LB-UBS Commercial Morgage Trust 2006-C6 AM
3,770,000	5.413%, 09/15/2039	3,886,701
	MASTR Alernative Loans Trust 2004-2 4A1
471,265	5.000%, 02/25/2019	480,478
	MASTR Reperforming Loan Trust 2006-2 1A1
1,137,020	5.430%, 05/25/2036 (a)	1,017,189
	NCUA Guaranteed Notes Trust 2010-C1
1,300,000	2.900%, 10/29/2020	1,267,601
	Residential Accredit Loans, Inc. 2004-QS5 A1
604,008	4.600%, 04/25/2034	603,274
	Residential Asset Securitization Trust 2004-IP2
285,491	4.336%, 12/25/2034	276,090
	Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A2
871,289	2.712%, 03/25/2034	890,312
	TBW Morgage Backed Pass-Through Certificates 2006-2 7A1
1,987,404	7.000%, 07/25/2036	611,355
	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4
1,385,000	5.484%, 07/15/2041	1,487,894
	Wachovia Bank Commercial Mortgage Trust 2005-C22
1,500,000	5.446%, 12/15/2044	1,615,043
	Total Non-Agency Mortgage Backed Securities (Cost $47,621,003)	$46,775,571

	U.S. GOVERNMENT AGENCIES - 46.1%
	Fannie Mae
$1,397,263	6.280%, 08/01/2011	$1,397,367
1,957,622	6.132%, 10/01/2011	1,957,754
1,093,382	5.867%, 11/01/2011	1,093,445
3,857,546	6.129%, 02/01/2012	3,953,321
1,283,000	1.250%, 08/20/2013 (L)	1,288,214
386,492	5.500%, 05/25/2014	391,723
413,841	6.500%, 08/01/2017	454,902
2,249,121	3.686%, 01/01/2021	2,187,749
1,438,103	5.000%, 01/01/2021	1,539,996
734,382	4.500%, 09/25/2024	769,299
1,445,755	4.000%, 06/01/2025	1,488,902
855,000	5.000%, 03/25/2032	915,275
384,533	4.500%, 07/25/2033	396,226
4,935,000	5.000%, 04/25/2034	5,295,686
3,644,153	5.500%, 09/01/2034	3,920,110
2,368,484	5.500%, 12/25/2034	2,601,975
2,237,466	5.500%, 02/01/2035	2,406,900
1,187,278	5.000%, 06/01/2035	1,250,429
5,884,923	5.000%, 07/01/2035	6,197,939
1,887,750	5.000%, 11/01/2035	1,986,978
398,120	5.517%, 01/01/2036	423,552
2,209,929	5.000%, 02/01/2036	2,326,092
3,119,696	5.000%, 03/01/2036	3,283,681
337,760	5.474%, 03/01/2036	362,727
3,970,554	5.500%, 04/01/2036 (L)	4,267,507
975,359	6.000%, 07/01/2037	1,062,818
1,256,723	6.000%, 09/01/2037	1,369,412
1,321,901	5.000%, 03/01/2038	1,385,189
984,193	5.500%, 05/01/2038	1,053,801
2,190,360	5.500%, 06/01/2038	2,348,014
793,354	5.500%, 08/01/2038	849,464
1,014,979	6.000%, 11/01/2038	1,105,674
1,147,116	4.500%, 03/01/2039	1,169,373
2,004,022	4.500%, 03/01/2040	2,042,905
1,374,582	5.000%, 03/01/2040	1,439,963
1,514,960	5.000%, 06/01/2040	1,587,965
1,902,452	5.000%, 06/01/2040	1,994,130
177,066	5.000%, 06/01/2040	185,488
3,549,009	4.000%, 08/01/2040	3,497,111
1,193,548	4.500%, 08/01/2040	1,216,706
2,253,006	5.900%, 07/25/2042	2,491,740
		76,957,502
	Federal Home Loan Bank
1,000,000	0.875%, 08/22/2012 (L)	1,004,373

	Freddie Mac
2,000,000	0.221%, 05/04/2011	2,000,460
1,450,000	1.125%, 07/27/2012	1,462,039
362,313	4.500%, 07/15/2016	366,441
2,110,905	6.000%, 01/15/2017	2,225,012
1,952,273	5.000%, 02/15/2020	1,991,533
1,845,696	5.000%, 12/01/2020	1,973,295
409,000	6.000%, 12/15/2021	425,284
851,613	5.000%, 05/01/2022	905,963
723,677	5.000%, 04/01/2024	768,732
1,230,000	5.000%, 03/15/2032	1,299,295
1,309,893	5.500%, 12/01/2036	1,402,789
255,124	5.000%, 08/01/2038	266,731
1,002,119	5.500%, 08/01/2038	1,070,057
1,164,948	5.500%, 11/01/2038	1,243,924
817,720	5.000%, 03/01/2039	854,924
1,959,145	5.000%, 02/01/2040	2,047,667
7,894,397	4.500%, 08/01/2040	8,034,001
8,734,883	4.500%, 08/01/2040	8,889,349
479,207	4.000%, 09/01/2040	471,358
		37,698,854
	Ginnie Mae
2,355,000	4.666%, 07/16/2031	2,513,443
2,202,967	4.397%, 12/16/2032	2,315,661
1,128,226	4.430%, 04/16/2034	1,158,068
2,018,867	3.536%, 09/16/2035	2,100,582
1,401,940	4.500%, 04/20/2036	1,492,286
427,313	5.500%, 02/20/2037	462,922
1,394,253	4.500%, 07/20/2038	1,439,885
544,596	5.500%, 07/20/2038	589,469
2,066,261	4.000%, 09/20/2038	2,164,694
508,793	5.000%, 12/20/2038	535,902
1,389,407	5.500%, 01/15/2039	1,507,000
1,366,579	5.000%, 03/15/2039	1,451,990
1,925,000	3.489%, 03/16/2039	1,964,594
656,263	5.000%, 03/20/2039	691,230
1,880,193	3.853%, 02/16/2040	1,970,031
4,165,475	4.500%, 05/20/2040	4,299,117
2,024,112	5.000%, 07/20/2040	2,151,569
2,216,874	4.500%, 01/20/2041	2,287,998
923,268	4.930%, 11/16/2044	969,762
2,078,616	4.650%, 12/20/2060	2,179,106
		34,245,309

	Small Business Administration
1,728,742	5.459%, 02/10/2017	1,863,675
792,660	5.250%, 09/01/2017	846,501
887,241	4.727%, 02/10/2019	921,771
1,199,593	4.620%, 03/10/2019	1,258,081
1,094,274	3.880%, 03/01/2019	1,145,856
623,183	7.300%, 08/01/2019	690,762
781,131	7.300%, 09/01/2019	866,399
687,473	7.060%, 11/01/2019	756,945
978,501	5.310%, 08/01/2022	1,040,459
1,118,279	5.240%, 08/01/2023	1,179,613
1,833,429	4.890%, 12/01/2023	1,958,882
821,139	4.720%, 02/01/2024	865,587
1,034,975	4.770%, 04/01/2024	1,093,578
1,282,407	5.180%, 05/01/2024	1,363,174
1,795,291	5.170%, 08/01/2024	1,914,863
1,505,292	4.880%, 11/01/2024	1,594,986
1,696,904	4.625%, 02/01/2025	1,784,385
1,521,644	5.090%, 10/01/2025	1,623,114
625,610	5.350%, 02/01/2026	671,948
1,989,699	5.570%, 03/01/2026	2,135,943
1,376,865	5.870%, 05/01/2026	1,501,201
846,810	5.370%, 10/01/2026	911,707
2,033,835	5.120%, 12/01/2026	2,173,435
1,302,832	5.320%, 01/01/2027	1,390,842
2,038,801	5.230%, 03/01/2027	2,175,496
1,396,319	5.490%, 03/01/2028	1,492,250
2,605,078	5.370%, 04/01/2028	2,790,624
2,134,873	5.490%, 05/01/2028	2,290,000
1,823,358	5.870%, 07/01/2028	1,979,442
1,441,252	5.600%, 09/01/2028	1,546,520
2,134,278	4.760%, 02/01/2029	2,228,788
1,597,709	4.660%, 03/01/2029	1,661,199
1,151,251	4.310%, 04/01/2029	1,192,043
1,986,183	4.950%, 06/01/2029	2,101,026
2,147,133	4.300%, 07/01/2029	2,218,505
2,162,717	4.200%, 09/01/2029	2,250,036
		55,479,636
	Total U.S. Government Agencies (Cost $201,078,589)	$205,385,674

	OTHER AGENCY SECURITIES - 0.8%
	Federal Farm Credit Bank
$1,250,000	3.000%, 09/22/2014 (L)	$1,307,395
	Private Export Funding Corp.
850,000	4.550%, 05/15/2015	934,925
1,250,000	5.450%, 09/15/2017	1,433,096
	Total Other Agency Securities (Cost $3,526,727)	$3,675,416

	MUNICIPAL BONDS - 0.7%
	Dallas Indepdendent School District
$1,500,000	4.950%, 02/15/2022	$1,543,560
	New York State City Transitional Finance Authority
1,250,000	4.466%, 08/01/2018	1,269,125
	New York State Housing Finance Agency
500,000	4.911%, 03/15/2019	515,945
	Total Municipal Bonds (Cost $3,264,726)	$3,328,630

	U.S. TREASURY OBLIGATIONS - 9.2.%
	U.S. Treasury Bond
$17,250,000	6.250%, 08/15/2023	$21,425,035
	U.S. Treasury Note
19,225,000	2.375%, 03/31/2016 (L)	19,361,689
	Total U.S. Treasury Obligations (Cost $40,309,456)	$40,786,724

Shares		Value
	SHORT TERM INVESTMENTS - 2.9%
	Cash Equivalent
12,925,775	JP Morgan Cash Trade Execution	12,925,775
	Total Short Term Investments (Cost $12,925,775)	12,925,775

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 0.3%
1,329,250	JP Morgan Prime Money Market, 0.13%	1,329,250
	Total Investments Held As Collateral For Loan Securities (Cost $1,329,250)	1,329,250

	TOTAL INVESTMENTS - 100.5% (Cost $440,535,417)	$447,829,979
	Liabilities in Excess of Other Assets - (0.5)%	(2,010,028)
	NET ASSETS - 100.0%	$445,819,951

________________
Percentages are stated as a percent of net assets.

Footnotes:
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(L)	A portion or all of the security is on loan.

Abbreviations:
LP	Limited Partnership
PLC	Public Liability Company

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments	$ 440,535,417
	Gross unrealized appreciation	11,047,598
	Gross unrealized depreciation	(3,753,036)
	Net unrealized appreciation	$ 7,294,562

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2011 (ASC 820) (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing each Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Fixed Income
U.S. Government Agencies	$205,385,674	$—	$205,385,674	$—
Corporate Bonds	103,314,401	—	103,314,401	—
Non-Agency Mortgage Backed Securities	46,775,571	—	46,775,571	—
U.S. Treasury Obligations	40,786,724	—	40,786,724	—
Asset Backed Securities	30,308,538	—	30,308,538	—
Other Agency Securities	3,675,416	—	3,675,416	—
Municipal Bonds	3,328,630	—	3,328,630	—
Total Fixed Income	433,574,954	—	433,574,954	—

Short-Term Investments	14,255,025	14,255,025	—	—
Total Investments in Securities	$447,829,979	$14,255,025	$433,574,954	$—
As of March 31, 2011, there were no significant transfers between Level 1 and Level 2.

NEW COVENANT BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.8%
5,234,959	New Covenant Growth Fund (a)	$170,502,601
4,361,218	New Covenant Income Fund (a)	98,171,014
	Total Investment Companies (Cost $236,962,527)	$268,673,615

	CASH EQUIVALENTS - 1.2%
3,293,022	JP Morgan Cash Trade Execution	$3,293,022
	Total Cash Equivalents (Cost $3,293,022)	$3,293,022

	Total Investments - 100.0% (Cost $240,255,549)	$271,966,637
	Liabilities in Excess of Other Assets - (0.0)%	(89,091)
	NET ASSETS - 100.0%	$271,877,546

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:
Cost of investments	$ 240,255,549
Gross unrealized appreciation	38,117,317
Gross unrealized depreciation	(6,406,229)
Net unrealized appreciation	$ 31,711,088

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2011 (ASC 820) (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing each Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Investment Companies	$268,673,615	$268,673,615	$—	$—
Total Equity	268,673,615	268,673,615	—	—

Short-Term Investments	3,293,022	3,293,022	—	—
Total Investments in Securities	$271,966,637	$271,966,637	$—	$—

As of March 31, 2011, there were no significant transfers between Level 1 and Level 2.

Transactions with Affiliates
The following issuers are affiliated with New Covenant Balanced Growth Fund (the "Fund"); that is, the Fund held 5% or more of the outstanding voting securities during the period from July 1, 2010 through March 31, 2011. As defined in Section (2)(a)(3) of the Investment Company
Act of 1940, such issuers are:
	Share Balance at			Share Balance at	Dividend	Value at
Issuer Name	July 1, 2010	Additions	Reductions	March 31, 2011	Income	March 31, 2011

New Covenant Growth Fund	5,824,331	137,164	(726,536)	5,234,959	$823,792	$170,502,601
New Covenant Income Fund	3,918,252	680,886	(237,920)	4,361,218	2,265,676	98,171,014

NEW COVENANT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 97.3%
1,097,107	New Covenant Growth Fund (a)	$35,732,767
2,411,134	New Covenant Income Fund (a)	54,274,630
	Total Investment Companies (Cost $83,021,863)	$90,007,397

	CASH EQUIVALENTS - 2.8%
2,552,754	JP Morgan Cash Trade Execution	$2,552,754
	Total Cash Equivalents (Cost $2,552,754)	$2,552,754

	TOTAL INVESTMENTS - 100.1% (Cost $85,574,617)	$92,560,151
	Liabilities in Excess of Other Assets - (0.1)%	(23,120)
	NET ASSETS - 100.0%	$92,537,031

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:
Cost of investments	$ 85,574,617
Gross unrealized appreciation	11,235,716
Gross unrealized depreciation	(4,250,182)
Net unrealized appreciation	$ 6,985,534

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2011 (ASC 820) (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing each Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Investment Companies	$90,007,397	$90,007,397	$—	$—
Total Equity	90,007,397	90,007,397	—	—

Short-Term Investments	2,552,754	2,552,754	—	—
Total Investments in Securities	$92,560,151	$92,560,151	$—	$—

As of March 31, 2011, there were no significant transfers between Level 1 and Level 2.

Transactions with Affiliates
The following issuers are affiliated with New Covenant Balanced Growth Fund (the "Fund"); that is, the Fund held 5% or more of the outstanding voting securities during the period from July 1, 2010 through March 31, 2011. As defined in Section (2)(a)(3) of the Investment Company
Act of 1940, such issuers are:
	Share Balance at			Share Balance at	Dividend	Value at
Issuer Name	July 1, 2010	Additions	Reductions	March 31, 2011	Income	March 31, 2011

New Covenant Growth Fund	1,237,882	44,246	(185,021)	1,097,107	$172,009	$35,732,767
New Covenant Income Fund	2,289,147	188,265	(66,278)	2,411,134	1,314,111	54,274,630

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Covenant Funds

By    /s/ Timothy Clark
Timothy P. Clark, President

Date   5/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Timothy Clark
Timothy P. Clark, President

Date   5/31/11

By     /s/ Jason Hadler
Jason F. Hadler, Treasurer

Date   5/27/11